EARNINGS PER SHARE - Narrative (Details) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	198	19	28
Antidilutive securities excluded from computation of earnings per share number of shares (in shares)	63	143	647